UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09377
                                                     ---------

                          Gabelli Blue Chip Value Fund
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
           ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
           ----------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2003
                                             -----------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders is attached herewith.

                        THE GABELLI BLUE CHIP VALUE FUND

                                  ANNUAL REPORT
                                DECEMBER 31, 2003



TO OUR SHAREHOLDERS,
      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.
      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2003 with a description of the factors that affected the performance during the past year.

PERFORMANCE DISCUSSION
      The Gabelli Blue Chip Value Fund (the "Fund") was up 14.6% for the fourth quarter, compared with gains of 12.2% and 13.4% for the S&P 500 Index and the Lipper Large Cap Value Fund Average. For the year, the Fund gained 44.0% versus 28.7% for the S&P 500 and 28.3% for the Lipper Large Cap Value.
      In a repeat of the third quarter, the sectors and stocks that performed the best in the fourth quarter were those whose profits are most leveraged to a stronger economy. Strong performers in the Fund included basic materials stocks such as Alcoa and Dow Chemical, industrial stocks such as Honeywell and Ingersoll-Rand, and the information technology stock, Hewlett Packard. The energy stocks also had a good quarter, as investors began to incorporate a higher average price per barrel of oil for the year ahead. Our strongest performers in the energy sector were Pioneer Natural Resources and ConocoPhilips.
      The only companies that did not participate in the quarter's strong performance were the pharmaceutical companies, as these companies' earnings are not dependent upon a stronger economy. Our holdings here included Merck, Wyeth, Pfizer and Schering Plough.
      For the year overall, a broad number of companies had expanding multiples of rising earnings and cash flow that contributed to the strong performance of the Fund. For example, a total of 22 companies each appreciated more than 40%! Our largest holding at the beginning of 2003, Cendant, was our strongest performer. Some of the other 21 stocks were Ingersoll-Rand, JP Morgan, Merrill Lynch, Everest Reinsurance, Honeywell, Halliburton, AT&T Wireless and Citigroup. In this tremendous year, we could classify under-performers as those stocks that were up less than 5%. These were found in our telecommunications holdings of SBC Communications and Verizon; and in our pharmaceutical stocks, Merck and Schering-Plough.

                                Sincerely yours,

                                /s/Bruce N. Alpert

                                Bruce N. Alpert
                                President
February 24, 2004

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GABELLI BLUE CHIP
                        VALUE FUND AND THE S&P 500 INDEX
                                                           Gabelli Blue Chip
                              S&P 500 Index                   Value Fund
8/26/99                       10,000                            10,000
12/99                         10,834                            11,778
12/00                          9,848                            13,083
12/01                          8,677                            11,543
12/02                          6,760                             7,890
12/03                          8,698                            11,361

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


COMPARATIVE RESULTS
--------------------------------------------------------------------------------
              AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2003 (A)

                                                                                                        SINCE
                                                      QUARTER        1 YEAR          3 YEAR         INCEPTION (B)
                                                      -------        ------          ------         -------------
   Gabelli Blue Chip Value Fund ...................    14.57%        43.99%          (4.60)%            2.97%

   S&P 500 Index ..................................    12.17%        28.67%          (4.05)%           (3.16)%
   Lipper Large-Cap Value Fund Avg. ...............    13.42%        28.27%          (1.09)%            0.62%

 (a) Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The S&P 500 Index is an unmanaged indicator of stock market performance, while the Lipper Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. Performance for periods less than one year is not annualized.
 (b) From commencement of investment operations on August 26, 1999.

THE GABELLI BLUE CHIP VALUE FUND
PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                      MARKET
      SHARES                                             COST          VALUE
      ------                                             ----         -------
              COMMON STOCKS -- 99.5%
              AEROSPACE -- 3.1%
       6,900  General Dynamics Corp. ............    $   480,712    $   623,691
       9,100  Northrop Grumman Corp. ............        812,369        869,960
                                                     -----------    -----------
                                                       1,293,081      1,493,651
                                                     -----------    -----------
              BUSINESS SERVICES -- 7.6%
     165,300  Cendant Corp.+ ....................      2,672,626      3,681,231
                                                     -----------    -----------
              CABLE -- 1.4%
      21,005  Comcast Corp., Cl. A+ .............        640,574        690,434
                                                     -----------    -----------
              COMPUTER HARDWARE -- 3.0%
      63,094  Hewlett-Packard Co. ...............      1,322,601      1,449,269
                                                     -----------    -----------
              DIVERSIFIED INDUSTRIAL -- 5.7%
      55,600  Honeywell International Inc. ......      1,475,969      1,858,708
      13,500  Ingersoll-Rand Co., Cl. A .........        674,286        916,380
                                                     -----------    -----------
                                                       2,150,255      2,775,088
                                                     -----------    -----------
              ELECTRONICS -- 1.0%
      16,300  Texas Instruments Inc.                     328,894        478,894
                                                     -----------    -----------
              ENERGY AND UTILITIES: ELECTRIC -- 9.8%
     269,100  AES Corp.+ ........................      1,830,904      2,540,304
      50,000  Allegheny Energy Inc.+ ............        536,990        638,000
      18,600  Alliant Energy Corp. ..............        372,477        463,140
      31,400  FirstEnergy Corp. .................      1,002,422      1,105,280
                                                     -----------    -----------
                                                       3,742,793      4,746,724
                                                     -----------    -----------
              ENERGY AND UTILITIES: OIL -- 17.0%
         500  Baker Hughes Inc. .................         15,440         16,080
      11,775  ConocoPhillips ....................        631,229        772,087
       8,700  Devon Energy Corp. ................        458,014        498,162
     264,800  El Paso Corp. .....................      1,919,428      2,168,712
       5,700  EOG Resources Inc. ................        230,852        263,169
      28,500  Exxon Mobil Corp. .................      1,100,409      1,168,500
      24,300  Halliburton Co. ...................        557,223        631,800
      16,700  Kinder Morgan Inc. ................        887,004        986,970
      20,800  Marathon Oil Corp. ................        505,490        688,272
      12,900  Noble Corp.+ ......................        433,620        461,562
      17,700  Pioneer Natural Resources
                Co.+ ............................        458,153        565,161
                                                     -----------    -----------
                                                       7,196,862      8,220,475
                                                     -----------    -----------
              ENTERTAINMENT -- 8.1%
     105,000  Liberty Media Corp., Cl. A+ .......      1,099,752      1,248,450
      49,000  The Walt Disney Co. ...............        996,733      1,143,170
      85,400  Time Warner Inc.+ .................      1,289,129      1,536,346
                                                     -----------    -----------
                                                       3,385,614      3,927,966
                                                     -----------    -----------
              FINANCIAL SERVICES -- 17.8%
      10,200  American Express Co. ..............        444,794        491,946
      23,400  Citigroup Inc. ....................      1,040,603      1,135,836
       6,800  Countrywide Financial Corp. .......        479,915        515,780
      12,500  Fannie Mae ........................        843,703        938,250
       6,000  FleetBoston Financial Corp. .......        258,300        261,900
       7,700  Freddie Mac .......................        392,267        449,064

                                                                      MARKET
      SHARES                                             COST          VALUE
      ------                                             ----         -------
      17,600  Hartford Financial Services
                Group Inc. ......................    $   902,661    $ 1,038,928
      38,600  JP Morgan Chase & Co. .............      1,286,377      1,417,778
       6,200  Lehman Brothers
                Holdings Inc. ...................        427,373        478,764
      15,000  Merrill Lynch & Co. Inc. ..........        724,140        879,750
       7,600  State Street Corp. ................        320,551        395,808
      15,700  Washington Mutual Inc. ............        640,565        629,884
                                                     -----------    -----------
                                                       7,761,249      8,633,688
                                                     -----------    -----------
              FINANCIAL SERVICES: INSURANCE -- 4.0%
       4,100  Everest Re Group Ltd. .............        312,440        346,860
      59,210  Travelers Property Casualty
                Corp., Cl. B ....................        972,563      1,004,794
      38,300  UnumProvident Corp. ...............        517,603        603,991
                                                     -----------    -----------
                                                       1,802,606      1,955,645
                                                     -----------    -----------
              HEALTH CARE -- 8.4%
      21,900  Baxter International Inc. .........        564,645        668,388
      24,200  Merck & Co. Inc. ..................      1,187,771      1,118,040
      20,700  Pfizer Inc. .......................        717,371        731,331
      28,100  Schering-Plough Corp. .............        438,970        488,659
      24,600  Wyeth .............................      1,119,241      1,044,270
                                                     -----------    -----------
                                                       4,027,998      4,050,688
                                                     -----------    -----------
              METALS AND MINING -- 2.5%
      32,500  Alcoa Inc. ........................        806,901      1,235,000
                                                     -----------    -----------
              PAPER AND FOREST PRODUCTS -- 1.2%
      13,700  International Paper Co. ...........        514,184        590,607
                                                     -----------    -----------
              SPECIALTY CHEMICALS -- 2.0%
      23,900  Dow Chemical Co. ..................        894,844        993,523
                                                     -----------    -----------
              TELECOMMUNICATIONS -- 4.5%
      39,100  SBC Communications Inc. ...........        996,018      1,019,337
      33,200  Verizon Communications Inc. .......      1,227,910      1,164,656
                                                     -----------    -----------
                                                       2,223,928      2,183,993
                                                     -----------    -----------
              TRANSPORTATION -- 1.4%
       9,900  Union Pacific Corp. ...............        606,759        687,852
                                                     -----------    -----------
              WIRELESS COMMUNICATIONS -- 1.0%
      59,100  AT&T Wireless Services Inc.+ ......        466,494        472,209
                                                     -----------    -----------
              TOTAL COMMON STOCKS ...............     41,838,263     48,266,937
                                                     -----------    -----------
              TOTAL INVESTMENTS --
                99.5% ...........................    $41,838,263     48,266,937
                                                     ===========    ===========
              OTHER ASSETS AND LIABILITIES (NET) -- 0.5%                236,022
                                                                    -----------
              NET ASSETS -- 100.0% .............................    $48,502,959
                                                                    ===========.
----------------
              For Federal tax purposes:
              Aggregate cost ...................................    $43,240,539
                                                                    ===========
              Gross unrealized appreciation ....................    $ 6,647,311
              Gross unrealized depreciation ....................     (1,620,913)
                                                                    -----------
              Net unrealized appreciation ......................    $ 5,026,398
                                                                    ===========
----------------
 +    Non-income producing security.

                 See accompanying notes to financial statements.

                        THE GABELLI BLUE CHIP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (cost $41,838,263) ................   $ 48,266,937
  Cash ....................................................         48,263
  Dividends receivable ....................................         66,623
  Receivable for Fund shares sold .........................        371,626
  Other assets ............................................          4,623
                                                              ------------
  TOTAL ASSETS ............................................     48,758,072
                                                              ------------
LIABILITIES:
  Payable for Fund shares redeemed ........................        111,195
  Payable for investment advisory fees ....................         40,873
  Payable for distribution fees ...........................         10,216
  Other accrued expenses ..................................         92,829
                                                              ------------
  TOTAL LIABILITIES .......................................        255,113
                                                              ------------
  NET ASSETS applicable to 4,603,490
    shares outstanding ....................................   $ 48,502,959
                                                              ============
NET ASSETS CONSIST OF:
  Capital stock, at par value .............................   $      4,603
  Additional paid-in capital ..............................     57,690,024
  Accumulated net realized loss on investments ............    (15,620,342)
  Net unrealized appreciation on investments ..............      6,428,674
                                                              ------------
  TOTAL NET ASSETS ........................................   $ 48,502,959
                                                              ============
  NET  ASSET  VALUE,   offering  and  redemption
    price  per  Class  AAA  share
    ($48,502,959 / 4,603,490 shares
    outstanding;  unlimited shares authorized of
    $0.001 par value) .....................................         $10.54
                                                                    ======


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends ................................ $   781,758
  Interest .................................      14,471
                                             -----------
  TOTAL INVESTMENT INCOME ..................     796,229
                                             -----------
EXPENSES:
  Investment advisory fees .................     458,084
  Distribution fees ........................     114,521
  Shareholders services fees ...............      71,437
  Custodian fees ...........................      41,588
  Registration fees ........................      40,519
  Shareholder communications expenses ......      35,522
  Trustees' fees ...........................      24,553
  Legal and audit fees .....................      23,805
  Miscellaneous expenses ...................      41,706
                                             -----------
  TOTAL EXPENSES ...........................     851,735
                                             -----------
  NET INVESTMENT LOSS ......................    (55,506)
                                             -----------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
  Net realized gain on investments .........     619,916
  Net change in unrealized appreciation/
    depreciation on investments ............  13,782,148
                                             -----------
  NET REALIZED AND UNREALIZED GAIN
    ON INVESTMENTS .........................  14,402,064
                                             -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ........................ $14,346,558
                                             ===========

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   YEAR ENDED              YEAR ENDED
                                                                                DECEMBER 31, 2003       DECEMBER 31, 2002
                                                                                -----------------       -----------------
OPERATIONS:
  Net investment loss ........................................................    $   (55,506)          $   (108,397)
  Net realized gain/(loss) on investments ....................................        619,916             (8,597,785)
  Net change in unrealized appreciation/depreciation on investments ..........     13,782,148             (2,712,617)
                                                                                  -----------           ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............     14,346,558            (11,418,799)
                                                                                  -----------           ------------
CAPITAL SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from capital share transactions ......     10,244,167             (7,071,779)
                                                                                  -----------           ------------
  NET INCREASE (DECREASE) IN NET ASSETS ......................................     24,590,725            (18,490,578)
NET ASSETS:
  Beginning of period ........................................................     23,912,234             42,402,812
                                                                                  -----------           ------------
  End of period ..............................................................    $48,502,959           $ 23,912,234
                                                                                  ===========           ============


                 See accompanying notes to financial statements.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. ORGANIZATION. The Gabelli Blue Chip Value Fund (the "Fund") was organized on May 13, 1999 as a Delaware statutory trust. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced operations on August 26, 1999. The Fund's primary objective is long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange, quoted by the National Association of Securities Dealers Automated Quotations, Inc. ("Nasdaq") or traded in the U.S.
over-the-counter market for which market quotations are readily available are valued at the last quoted sale price on that exchange or market as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees so determines, by such other method as the Board of Trustees shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds,LLC (the "Adviser"). Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Short term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines such does not reflect the securities fair value, in which case these securities will be valued at their fair value as determined by the Board of Trustees. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Options are valued at the last sale price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board of Trustees. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2003, there was no repurchase agreement.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

For the year ended December 31, 2003, reclassifications were made to decrease accumulated net investment loss for $55,506, with an offsetting adjustment to additional paid-in capital.

No distributions were made in 2002 or 2003.

EXPENSES. Certain administrative expenses are allocated among the Classes of Shares on the basis of each Class' average net assets.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of December 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

        Accumulated capital loss carryforward .............    $(14,218,065)
        Net unrealized appreciation .......................       5,026,398
                                                               ------------
        Total accumulated loss ............................    $ (9,191,667)
                                                               ============

The Fund has a net capital loss carryforward for Federal income tax purposes at December 31, 2003 of $14,218,065. This capital loss carryforward is available to reduce future distributions of net capital gains to shareholders. $6,354,049 of the loss carryforward is available through 2009; and $7,864,016 is available through 2010.

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Trustees of the Fund who are its affiliates. The Adviser contractually agreed to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses for Class AAA Shares

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
of the Fund at 2.00% of the value of the Class AAA Shares of the Fund's average daily net assets. The Fund is obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fall below 2.00% of average daily net assets. There has been no expense reimbursements by the Adviser in fiscal year 2002 or 2003.

4. DISTRIBUTION PLAN. The Fund's Board of Trustees has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. For the year ended December 31, 2003, the Fund incurred distribution costs payable to Gabelli & Company, Inc., an affiliate of the Adviser, of $114,521, or 0.25% of average daily net assets, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the year ended December 31, 2003, other than short-term securities, aggregated $71,383,609 and $61,465,665, respectively.

6. SHARES OF BENEFICIAL INTEREST. Transactions in shares of beneficial interest were as follows:

                                                               YEAR ENDED                       YEAR ENDED
                                                           DECEMBER 31, 2003                DECEMBER 31, 2002
                                                     ---------------------------      ----------------------------
                                                       SHARES          AMOUNT           SHARES          AMOUNT
                                                     ----------     ------------      ----------      ------------
    Shares sold .................................     8,845,923     $ 77,516,568       2,551,631      $ 20,499,027
    Shares redeemed .............................    (7,507,239)     (67,272,401)     (3,244,552)      (27,570,806)
                                                     ----------     ------------      ----------      ------------
    Net increase (decrease) .....................     1,338,684     $ 10,244,167        (692,921)     $ (7,071,779)
                                                     ==========     ============      -=========      ============

7. TRANSACTIONS WITH AFFILIATES. During the year ended December 31, 2003, the Fund paid brokerage commissions of $550 to Gabelli & Company, Inc.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Investment Advisory Agreement between the Fund and the Adviser. During fiscal 2003, the Fund reimbursed the Adviser $20,300 in connection with the cost of computing the Fund's net asset value which is included in miscellaneous expenses on the statement of operations.

8. MULTIPLE SHARE CLASSES. The Board of Directors of the Fund approved a Rule 18f-3 Multi-Class Plan relating to the various classes of shares of the Fund -- Class AAA Shares, Class A Shares, Class B Shares and Class C Shares (the "Multi-Class Shares"). In addition, the Board had also approved a Distribution Agreement and Rule 12b-1 plans for each of the Multi-Class Shares. Class AAA shares were first offered on August 26, 1999 and do not impose a sales load. The Class A Shares, Class B Shares and Class C Shares were first offered to the public on December 31, 2003 and were each seeded with $1,000 (94.877 shares at $10.54 per share) by Gabelli Asset Management Inc. as of December 31, 2003. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (CDSC) upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for twelve months after purchase.

THE GABELLI BLUE CHIP VALUE FUND
FINANCIAL HIGHLIGHTS (C)
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout the period:

                                                                                       CLASS AAA
                                                                                YEAR ENDED DECEMBER 31,
                                                           ---------------------------------------------------------------
                                                            2003          2002           2001          2000          1999+
                                                           -------       -------       -------       -------       -------
OPERATING PERFORMANCE:
  Net asset value, beginning of period ................    $  7.32       $ 10.71       $ 12.17       $ 11.65       $ 10.00
                                                           -------       -------       -------       -------       -------
  Net investment loss .................................      (0.01)        (0.03)        (0.05)        (0.02)        (0.01)
  Net realized and unrealized gain
    (loss) on investments .............................       3.23         (3.36)        (1.38)         1.31          1.79
                                                           -------       -------       -------       -------       -------
  Total from investment operations ....................       3.22         (3.39)        (1.43)         1.29          1.78
                                                           -------       -------       -------       -------       -------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net realized gain on investments ....................         --            --         (0.03)        (0.77)        (0.11)
  In excess of net realized gain on investments .......         --            --            --            --         (0.02)
                                                           -------       -------       -------       -------       -------
  Total distributions .................................         --            --         (0.03)        (0.77)        (0.13)
                                                           -------       -------       -------       -------       -------
  NET ASSET VALUE, END OF PERIOD ......................    $ 10.54       $  7.32       $ 10.71       $ 12.17       $ 11.65
                                                           =======       =======       =======       =======       =======
  Total return++ ......................................      44.0%         (31.7)%       (11.8)%        11.1%         17.8%
                                                           =======       =======       =======       =======       =======
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's) ................    $48,503       $23,912       $42,403       $25,692       $ 7,228
  Ratio of net investment loss to average net assets ..      (0.12)%       (0.40)%       (0.36)%       (0.29)%       (0.50)%(a)
  Ratio of operating expenses to average net assets
    before reimbursements (b) .........................       1.86%         1.94%         1.75%         2.25%         4.86%(a)
  Ratio of operating expenses to average net assets
    net of reimbursement ..............................       1.86%         1.94%         1.75%         2.00%         2.00%(a)
  Portfolio turnover rate .............................        140%           94%           92%          107%           71%

--------------------------------------------------------------------------------
  + From the  commencement  of investment  operations on August 26, 1999 through
    December 31, 1999.
 ++ Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) Annualized.
(b) Under an expense deferral agreement with the Adviser, the Fund repaid the Adviser $34,909 during 2001, representing previous reimbursed expenses from the Adviser. During the period ended December 31, 2001, had such payment not been made, the expense ratio would have been 1.68%.
(c) Class A, Class B and Class C shares were outstanding within the period December 23, 2003 through December 31, 2003. Financial Highlights are not presented for Class A, Class B and Class C shares as the information for this period is not considered meaningful.


                 See accompanying notes to financial statements.

THE GABELLI BLUE CHIP VALUE FUND
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
Shareholders and Board of Directors of
The Gabelli Blue Chip Value Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Gabelli Blue Chip Value Fund (the "Fund") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Gabelli Blue Chip Value Fund at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                            /s/ERNST & YOUNG LLP
New York, New York
February 10, 2004

THE GABELLI BLUE CHIP VALUE FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about The Gabelli Blue Chip Value Fund Trustees and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Blue Chip Value Fund at One Corporate Center, Rye, NY 10580-1422.

                             TERM OF          NUMBER OF
NAME, POSITION(S)          OFFICE AND      FUNDS IN FUND
    ADDRESS 1               LENGTH OF     COMPLEX OVERSEEN   PRINCIPAL OCCUPATION(S)                 OTHER DIRECTORSHIPS
     AND AGE              TIME SERVED 2      BY DIRECTOR     DURING PAST FIVE YEARS                  HELD BY DIRECTOR
----------------          -------------   -----------------  ----------------------                  ------------------
INTERESTED TRUSTEES 3:
---------------------
MARIO J. GABELLI           Since 1999          24            Chairman of the Board and               Director of Morgan Group
Trustee                                                      Chief Executive Officer of              Holdings, Inc. (holding
Age: 61                                                      Gabelli Asset Management Inc.           company); Vice Chairman
                                                             and Chief Investment Officer of         of Lynch Corporation
                                                             Gabelli Funds, LLC and GAMCO            (diversified manufacturing)
                                                             Investors, Inc.; Vice Chairman and
                                                             Chief Executive Officer of Lynch
                                                             Interactive Corporation
                                                             (multimedia and services)


KARL OTTO POHL             Since 1999          33            Member of the Shareholder Committee     Director of Gabelli Asset
Trustee                                                      of Sal Oppenheim Jr. & Cie (private     Management Inc. (investment
Age: 74                                                      investment  bank); Former President     management); Chairman,
                                                             of the Deutsch Bundesbank and Chairman  Incentive Capital and Incentive
                                                             of its Central Bank Council (1980-1991) Asset Management (Zurich);
                                                                                                     Director at Sal Oppenheim Jr.
                                                                                                     & Cie, Zurich
NON-INTERESTED TRUSTEES:
-----------------------
ANTHONY J. COLAVITA        Since 1999          35            President and Attorney at Law in the                  --
Trustee                                                      law firm of Anthony J. Colavita, P.C.
Age: 68

VINCENT D. ENRIGHT         Since 1999          12            Former Senior Vice President and Chief                --
Trustee                                                      Financial Officer of KeySpan Energy
Age: 60                                                      Corporation

MARY E. HAUCK              Since 2000          6             Retired Senior Manager of the Gabelli                 --
Trustee                                                      O'Connor Fixed Income Mutual Funds
Age: 61                                                      Management Company

WERNER J. ROEDER, MD       Since 1999          26            Vice President/Medical Affairs of                     --
Trustee                                                      Lawrence Hospital Center and practicing
Age: 63                                                      private physician

OFFICERS:
--------
BRUCE N. ALPERT            Since 2003          --            Executive Vice President and Chief Operating          --
President                                                    Officer of Gabelli Funds, LLC since 1988 and
Age: 52                                                      an officer of all mutual funds advised by
                                                             Gabelli Funds, LLC and its affiliates. Director
                                                             and President of Gabelli Advisers, Inc.

JAMES E. MCKEE             Since 1999          --            Vice President, General Counsel and                   --
Secretary                                                    Secretary of Gabelli Asset Management Inc.
Age: 40                                                      since 1999 and GAMCO Investors, Inc. since 1993;
                                                             Secretary of all mutual funds advised by
                                                             Gabelli Advisers, Inc. and Gabelli Funds, LLC


---------------------------
  1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
  2 Each Trustee will hold office for an  indefinite  term until the earliest of
    (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's By-Laws and Agreement and Declaration of Trust.
  3 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. Gabelli and Pohl are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------
     WHO ARE WE?
     The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.
     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                        THE GABELLI BLUE CHIP VALUE FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                 BOARD OF TRUSTEES
Mario J. Gabelli, CFA           Mary E. Hauck
CHAIRMAN AND CHIEF              (RETIRED) SENIOR PORTFOLIO MANAGER
INVESTMENT OFFICER              GABELLI-O'CONNOR FIXED INCOME
GABELLI ASSET MANAGEMENT INC.   MUTUAL FUND MANAGEMENT CO.

Anthony J. Colavita             Karl Otto Pohl
ATTORNEY-AT-LAW                 FORMER PRESIDENT
ANTHONY J. COLAVITA, P.C.       DEUTSCHE BUNDESBANK

Vincent D. Enright              Werner J. Roeder, MD
FORMER SENIOR VICE PRESIDENT    VICE PRESIDENT/MEDICAL AFFAIRS
AND CHIEF FINANCIAL OFFICER     LAWRENCE HOSPITAL CENTER
KEYSPAN ENERGY CORP.

               OFFICERS AND PORTFOLIO MANAGER
Barbara G. Marcin, CFA          Bruce N. Alpert
PORTFOLIO MANAGER               PRESIDENT

James E. McKee
SECRETARY

                   DISTRIBUTOR
             Gabelli & Company, Inc.

  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
       State Street Bank and Trust Company

                  LEGAL COUNSEL
    Skadden, Arps, Slate, Meagher & Flom LLP

[GRAPHIC OMITTED]
GABELLI PHOTO

THE
GABELLI
BLUE CHIP
VALUE
FUND

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Blue Chip Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB402Q403SR


                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2003

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) No response required.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Vincent D. Enright is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT-FEES: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $19,000 in 2003 and $17,500 in 2002.

     (b) AUDIT-RELATED FEES: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 in 2003 and $0 in 2002.

     (c) TAX FEES: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,400 in 2003 and $3,250 in 2002.

         Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

     (d) ALL OTHER FEES: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
         (c) of this Item are $0 in 2003 and $0 in 2002.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

              Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving
              (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to Gabelli and any affiliate of Gabelli that provides services to the registrant (a "Covered Services Provider") if the independent auditors' engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Gabelli and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee or the Chairperson prior to the completion of the audit.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $62,400 in 2003 and $65,750 in 2002.

     (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not yet applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                                Gabelli Blue Chip Value Fund
             -------------------------------------------------------------------

By (Signature and Title)*                   /s/ Bruce N. Alpert
                          ------------------------------------------------------
                                            Bruce N. Alpert, Principal Executive
                                            Officer


Date                                        March 9, 2004
     ---------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ Bruce N. Alpert
                          ------------------------------------------------------
                                            Bruce N. Alpert, Principal Executive
                                            Officer and Principal Financial
                                            Officer


Date                                        March 9, 2004
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* Print the name and title of each signing officer under his or her signature.